Financial instruments (Details 2) (USD $)	Jun. 30, 2012
Estimate of Fair Value, Fair Value Disclosure
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash	$ 577,930
Restricted cash	27,853,797
Interest rate swap contract	(2,318,768)
Warrants	(1,492,148)
Financial Assets (Liabilities) Fair Value	24,620,811
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash	577,930
Restricted cash	27,853,797
Interest rate swap contract
Warrants
Financial Assets (Liabilities) Fair Value	28,431,727
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash
Restricted cash
Interest rate swap contract	(2,318,768)
Warrants	(1,492,148)
Financial Assets (Liabilities) Fair Value	(3,810,916)
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash
Restricted cash
Interest rate swap contract
Warrants
Financial Assets (Liabilities) Fair Value